Right-of-use assets, long-term financial assets and lease liabilities - Contractual undiscounted cash flows for lease obligations (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2023	Dec. 31, 2022
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease liabilities	SFr 2,735
Escrow deposits	400	SFr 400
Less than one year
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease liabilities	633
1-3 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease liabilities	1,214
3-5 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease liabilities	SFr 888